EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Stockholders Equity
The following table sets forth the Company’s common stock by class at December 31, 2021:
	December 31, 2021		December 31, 2020
Class	Total Shares	Ownership %	Total Shares	Ownership %
Class A Common Stock	36,225,611	58.5%	32,392,576	55.5%
Class B Common Stock	25,699,464	41.5%	25,999,464	44.5%
Total Common Stock	61,925,075	100%	58,392,040	100%
The following table summarizes the ownership interest in DMSH as of December 31, 2021 and 2020:
	December 31, 2021		December 31, 2020
	Interests	Ownership %	Interests	Ownership %
Number of Interests held by DMS, Inc.	36,225,611	58.4%	32,392,576	55.5%
Number of Interests held by non-controlling interests holders	25,853,152	41.6%	25,999,464	44.5%
Total Interests Outstanding	62,078,763	100.0%	58,392,040	100.0%
The following table summarizes the effects of changes in ownership in DMS, Inc. on our equity during the years ended December 31, 2021 and 2020 (in thousands):
	Years Ended December 31,
	2021	2020
Net income (loss) attributable to DMS, Inc. shareholders	$2,202	$(8,696)
Transfers to (from) non-controlling interests due to:
DMSH units issued in SmarterChaos acquisition (Note 8)	—	103
Shares issued in connection with acquisition of Aramis, PushPros, and Aimtell (Note 6)	(1,589)	—
Exercise of warrants to issue Class A common stock	(1)	—
Shares issued in connection with acquisition of Crisp Results (Note 6)	(1,960)	—
Prism shares redeemed and issued to Class A Common Stock	(369)	—
SmarterChaos DMSH units redeemed and issued to Class A Common Stock	(189)	—
Stock-based compensation - Vested & Exercised	(602)	—
Net transfers to (from) non-controlling interests	(4,710)	103
Change from net income attributable to DMS Inc. shareholders and transfers to (from) noncontrolling interest	$(2,508)	$(8,593)